iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.9%
Huntington Ingalls Industries, Inc. .............. 37,257 $ 10,317,581
L3Harris Technologies, Inc. .................. 176,724 37,827,772
RTX Corp. ............................. 1,306,061 132,591,313
Textron, Inc. ............................ 230,126 19,466,358
200,203,024
a
Air Freight & Logistics  — 1.2%
FedEx Corp. ............................ 311,856 81,637,664
a
Automobile Components  — 0.6%
BorgWarner, Inc. ......................... 684,609 22,434,637
Lear Corp. ............................. 147,431 18,557,140
40,991,777
a
Automobiles  — 6.0%
Ford Motor Co. .......................... 13,046,830 158,518,985
General Motors Co. ....................... 5,862,127 261,040,515
419,559,500
a
Banks  — 8.0%
Bank of America Corp. ..................... 3,261,280 120,699,973
Citigroup, Inc. ........................... 2,309,413 141,636,299
Citizens Financial Group, Inc. ................ 512,185 17,470,630
Fifth Third Bancorp ....................... 425,657 15,519,454
Huntington Bancshares, Inc. ................. 650,562 8,763,070
KeyCorp ............................... 600,943 8,707,664
M&T Bank Corp. ......................... 113,825 16,435,192
Regions Financial Corp. .................... 676,507 13,036,290
Truist Financial Corp. ...................... 979,020 36,762,201
U.S. Bancorp ........................... 581,253 23,616,310
Wells Fargo & Co. ........................ 2,590,404 153,662,765
556,309,848
a
Beverages  — 0.4%
Molson Coors Beverage Co., Class B ........... 450,184 25,777,536
a
Biotechnology  — 1.0%
Gilead Sciences, Inc. ...................... 936,346 61,049,759
United Therapeutics Corp.
(a)(b)
................ 24,835 5,819,586
66,869,345
a
Building Products  — 1.7%
Builders FirstSource, Inc.
(a)(b)
................. 208,655 38,146,307
Fortune Brands Innovations, Inc. .............. 132,382 9,677,125
Johnson Controls International PLC ............ 607,445 39,526,446
Owens Corning .......................... 174,086 29,283,006
116,632,884
a
Capital Markets  — 2.0%
Bank of New York Mellon Corp. (The) ........... 536,033 30,280,504
Franklin Resources, Inc. .................... 181,016 4,134,406
Goldman Sachs Group, Inc. (The) ............. 215,040 91,759,718
State Street Corp. ........................ 209,413 15,180,348
141,354,976
a
Chemicals  — 1.2%
Albemarle Corp. ......................... 64,992 7,819,188
CF Industries Holdings, Inc. .................. 124,268 9,813,444
Dow, Inc. .............................. 400,146 22,768,307
Eastman Chemical Co. ..................... 61,936 5,849,236
LyondellBasell Industries NV, Class A ........... 182,924 18,286,912
Mosaic Co. (The) ......................... 392,069 12,307,046
Westlake Corp. .......................... 30,434 4,484,754
81,328,887
a
Security Shares Value
a
Communications Equipment  — 5.4%
Cisco Systems, Inc. ....................... 7,120,007 $ 334,497,929
F5, Inc.
(a)
.............................. 102,643 16,967,914
Juniper Networks, Inc. ..................... 591,638 20,600,835
372,066,678
a
Consumer Finance  — 1 .0%
Ally Financial, Inc. ........................ 278,898 10,695,738
Capital One Financial Corp. .................. 332,967 47,757,457
Synchrony Financial ....................... 320,445 14,093,171
72,546,366
a
Consumer Staples Distribution & Retail  — 1.4%
Albertsons Companies, Inc., Class A ............ 388,553 7,926,481
Kroger Co. (The) ......................... 1,001,089 55,440,309
Walgreens Boots Alliance, Inc. ................ 1,864,871 33,064,163
96,430,953
a
Containers & Packaging  — 0.3%
International Paper Co. ..................... 193,502 6,760,960
Westrock Co. ........................... 232,919 11,170,795
17,931,755
a
Distributors  — 0.3%
LKQ Corp. ............................. 499,786 21,555,770
a
Diversified Telecommunication Services  — 6.9%
AT&T, Inc. .............................. 20,051,656 338,672,470
Liberty Global, Ltd., Class C
(a)(b)
............... 877,465 14,364,102
Verizon Communications, Inc. ................ 3,157,688 124,697,099
477,733,671
a
Electric Utilities  — 1.6%
Evergy, Inc. ............................. 284,379 14,915,679
Eversource Energy ....................... 217,789 13,202,369
NRG Energy, Inc. ......................... 334,842 24,332,968
PG&E Corp. ............................ 2,090,360 35,766,060
PPL Corp. ............................. 787,674 21,629,528
109,846,604
a
Electronic Equipment, Instruments & Components  — 2.0%
Corning, Inc. ............................ 1,763,435 58,863,460
Jabil, Inc.
(b)
............................. 105,058 12,329,607
TE Connectivity Ltd. ....................... 457,749 64,762,329
135,955,396
a
Entertainment  — 0.5%
Warner Bros Discovery, Inc., Series A
(a)
.......... 5,114,206 37,640,556
a
Financial Services  — 0.8%
Equitable Holdings, Inc. .................... 245,236 9,051,661
Fidelity National Information Services, Inc. ........ 418,074 28,395,586
Global Payments, Inc. ..................... 171,403 21,043,146
58,490,393
a
Food Products  — 2.9%
Archer-Daniels-Midland Co. .................. 825,695 48,435,269
Conagra Brands, Inc. ...................... 675,956 20,805,926
Darling Ingredients, Inc.
(a)(b)
.................. 130,685 5,537,124
J M Smucker Co. (The) ..................... 148,838 17,094,044
Kraft Heinz Co. (The) ...................... 1,794,269 69,276,726
Tyson Foods, Inc., Class A .................. 619,002 37,542,471
198,691,560
a

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Ground Transportation  — 0.3%
Knight-Swift Transportation Holdings, Inc., Class A .. 275,383 $ 12,730,956
U-Haul Holding Co., Series N, NVS
(b)
........... 156,049 9,568,925
22,299,881
a
Health Care Providers & Services  — 5.9%
Centene Corp.
(a)
......................... 647,347 47,295,172
Cigna Group (The) ........................ 299,972 107,102,003
CVS Health Corp. ........................ 1,845,343 124,948,174
DaVita, Inc.
(a)(b)
.......................... 38,915 5,409,574
Elevance Health, Inc. ...................... 170,369 90,053,646
Laboratory Corp. of America Holdings ........... 77,075 15,520,593
Quest Diagnostics, Inc. ..................... 86,866 12,003,144
Universal Health Services, Inc. , Class B ......... 64,722 11,030,570
413,362,876
a
Hotels, Restaurants & Leisure  — 0.4%
Expedia Group, Inc.
(a)
...................... 219,270 29,520,320
a
Household Durables  — 4.4%
DR Horton, Inc. .......................... 748,784 106,694,232
Lennar Corp., Class A ...................... 801,395 121,507,510
PulteGroup, Inc. ......................... 706,101 78,673,773
306,875,515
a
Insurance  — 2.2%
American International Group, Inc. ............. 614,691 46,292,379
Everest Group Ltd. ........................ 26,122 9,571,362
Fidelity National Financial, Inc. ................ 123,654 6,145,623
Hartford Financial Services Group, Inc. (The) ...... 165,244 16,010,491
Loews Corp. ............................ 128,823 9,681,049
MetLife, Inc. ............................ 465,964 33,120,721
Prudential Financial, Inc. .................... 286,807 31,686,437
152,508,062
a
IT Services  — 4.2%
Cognizant Technology Solutions Corp., Class A ..... 986,268 64,778,082
International Business Machines Corp. .......... 1,330,219 221,082,398
Twilio, Inc., Class A
(a)(b)
..................... 129,627 7,762,065
293,622,545
a
Machinery  — 2.0%
CNH Industrial N.V.
(a)
...................... 1,013,149 11,549,899
Cummins, Inc. ........................... 125,721 35,514,925
PACCAR, Inc. ........................... 496,891 52,725,104
Snap-on, Inc. ........................... 44,493 11,922,344
Westinghouse Air Brake Technologies Corp. ....... 160,869 25,912,779
137,625,051
a
Media  — 0.7%
Fox Corp. , Class A, NVS .................... 557,433 17,285,997
Fox Corp., Class B ........................ 300,648 8,622,585
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
(b)
.................................. 232,719 5,599,219
Paramount Global, Class B, NVS .............. 1,593,115 18,145,580
49,653,381
a
Metals & Mining  — 0.9%
Cleveland-Cliffs, Inc.
(a)
..................... 534,885 9,039,557
Nucor Corp. ............................ 223,061 37,592,470
Steel Dynamics, Inc. ....................... 138,664 18,042,960
64,674,987
a
Mortgage REITs  — 0.1%
Annaly Capital Management, Inc. .............. 482,522 9,042,462
a
Security Shares Value
a
Multi-Utilities  — 0.7%
Consolidated Edison, Inc. ................... 282,108 $ 26,630,995
Dominion Energy, Inc. ...................... 467,068 23,811,127
50,442,122
a
Oil, Gas & Consumable Fuels  — 4.3%
APA Corp. ............................. 495,896 15,590,970
Chesapeake Energy Corp. .................. 165,669 14,890,330
Coterra Energy, Inc. ....................... 1,197,134 32,753,586
Diamondback Energy, Inc. ................... 324,545 65,275,736
EQT Corp. ............................. 541,968 21,727,497
HF Sinclair Corp. ......................... 268,751 14,579,742
Marathon Oil Corp. ........................ 1,296,757 34,817,925
Ovintiv, Inc. ............................. 601,039 30,845,322
Valero Energy Corp. ....................... 438,843 70,157,830
300,638,938
a
Passenger Airlines  — 0.3%
Delta Air Lines, Inc. ....................... 298,524 14,947,097
Southwest Airlines Co. ..................... 287,480 7,457,231
22,404,328
a
Pharmaceuticals  — 4.4%
Bristol-Myers Squibb Co. .................... 2,277,895 100,090,706
Jazz Pharmaceuticals PLC
(a)
................. 76,902 8,516,897
Pfizer, Inc. ............................. 6,094,705 156,146,342
Royalty Pharma PLC, Class A ................ 400,479 11,093,268
Viatris, Inc. ............................. 2,422,912 28,033,092
303,880,305
a
Professional Services  — 0.5%
Leidos Holdings, Inc. ...................... 102,170 14,326,277
SS&C Technologies Holdings, Inc. ............. 271,241 16,787,106
31,113,383
a
Real Estate Management & Development  — 0.9%
CBRE Group, Inc., Class A
(a)
................. 505,094 43,887,618
Zillow Group, Inc., Class C, NVS
(a)(b)
............ 366,784 15,613,995
59,501,613
a
Retail REITs  — 0.8%
Simon Property Group, Inc. .................. 416,691 58,557,586
a
Semiconductors & Semiconductor Equipment  — 11.6%
Applied Materials, Inc. ..................... 1,010,863 200,807,935
First Solar, Inc.
(a)(b)
........................ 91,790 16,182,577
Intel Corp. ............................. 10,706,191 326,217,640
Microchip Technology, Inc. ................... 394,602 36,295,492
NXP Semiconductors NV ................... 414,830 106,275,298
ON Semiconductor Corp.
(a)
.................. 766,729 53,793,706
Qorvo, Inc.
(a)
............................ 201,352 23,525,968
Skyworks Solutions, Inc. .................... 382,316 40,751,062
803,849,678
a
Software  — 0.6%
Aspen Technology, Inc.
(a) (b)
................... 63,047 12,412,063
Gen Digital, Inc. .......................... 871,738 17,556,803
Zoom Video Communications, Inc., Class A
(a)(b)
..... 207,880 12,701,468
42,670,334
a
Specialized REITs  — 0.7%
Weyerhaeuser Co. ........................ 1,568,165 47,311,538
a
Specialty Retail  — 0.4%
Best Buy Co., Inc. ........................ 384,064 28,282,473
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 3.4%
Dell Technologies, Inc., Class C ............... 501,409 $ 62,495,618
Hewlett Packard Enterprise Co. ............... 4,725,894 80,340,198
HP, Inc. ............................... 2,214,498 62,205,249
NetApp, Inc. ............................ 322,038 32,915,504
237,956,569
a
Tobacco  — 1.2%
Altria Group, Inc. ......................... 1,940,147 84,997,840
a
Trading Companies & Distributors  — 0.9%
United Rentals, Inc. ....................... 91,354 61,023,558
a
Total Long-Term Investments — 99.9%
(Cost: $7,226,861,955) ............................... 6,941,370,488
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 42,755,542 $ 42,768,369
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 13,969,555 13,969,555
a
Total Short-Term Securities — 0.8%
(Cost: $56,737,358) ................................. 56,737,924
Total Investments — 100.7%
(Cost: $7,283,599,313) ............................... 6,998,108,412
Liabilities in Excess of Other Assets — (0.7)% ............... (46,160,180)
Net Assets — 100.0% ................................. $ 6,951,948,232
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 33,397,964  $ 9,370,901
(a)
$ —  $ 2,706  $ (3,202) $ 42,768,369  42,755,542  $ 123,329
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 11,508,688  2,460,867
(a)
—  —  —  13,969,555  13,969,555  458,773  —
$ 2,706  $ (3,202)
$ 56,737,924
$ 582,102  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 41 06/21/24 $ 4,070 $ (167,255)
E-Mini S&P 500 Index .................................................................. 19 06/21/24 4,814 (109,855)
$ (277,110)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,941,370,488 $ — $ — $ 6,941,370,488
Short-Term Securities
Money Market Funds ...................................... 56,737,924 — — 56,737,924
$ 6,998,108,412 $ — $ — $ 6,998,108,412
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (277,110) $ — $ — $ (277,110)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust